UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if amendment [   ]; Amendment Number: ______
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:

David R. Shailer			New York, NY	February 8, 2000
Signature				City, State	Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s.).)

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total:	$ 148664
						(Thousands)

List of Other Included Managers: None

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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       ,,,,,,,,,,,
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   ,   ,   ,   ,   ,   ,   ,   ,   ,   ,   ,
,,,               FORM 13F,,,,,,,,
,title,,,,,,,,voting,authority,
,of,,value,shares/,sh/,put/,invstmt,other,,,
name of issuer,class,cusip,(x$1000),prn amt,prn,call,dscretn,managers,sole,shared,none
-----------------------,----------,----------,-----------,----------,-------,-------,-------,------------,-------,-------,-------
ABERCROMBIE & FITCH CO. CL A,common,002896207,766," 28,700 ",,,sole,,,," 28,700 "
AMERICA ONLINE INC.,common,02364j104,"2,253"," 29,700 ",,,sole,,,," 29,700 "
AMERICAN INTL. GROUP,common,268741070,"2,390"," 22,100 ",,,sole,,,," 22,100 "
AMERICAN TEL. & TEL.,common,001957109,"3,718"," 73,175 ",,,sole,," 2,400 ",," 70,775 "
ANADARKO PETE CORP.,common,032511107,"1,467"," 43,000 ",,,sole,,,," 43,000 "
ANHEUSER-BUSCH,common,035229103,306," 4,322 ",,,sole,,,," 4,322 "
APACHE CORP.,common,037411105,844," 22,850 ",,,sole,,,," 22,850 "
APPLIED MATERIALS INC.,common,038222105,"2,163"," 17,075 ",,,sole,,,," 17,075 "
AXA FINANCIAL INC.,common,002451102,"1,336"," 39,300 ",,,sole,,,," 39,300 "
BANK OF NEW YORK,common,064057102,"2,780"," 69,500 ",,,sole,,,," 69,500 "
BANK ONE CORP.,common,06423a103,228," 7,135 ",,,sole,,,," 7,135 "
BELLSOUTH CORP.,common,079860102,"1,404"," 30,000 ",,,sole,," 3,400 ",," 26,600 "
BEST FOODS,common,08658u101,"1,590"," 30,250 ",,,sole,," 3,000 ",," 27,250 "
BLACKROCK INC,common,09247x101,206," 12,000 ",,,sole,,,," 12,000 "
BOSTON SCIENTIFIC,common,101137107,"1,363"," 62,300 ",,,sole,,,," 62,300 "
BP AMOCO,common,55622104,395," 6,652 ",,,sole,,,," 6,652 "
BRISTOL-MYERS SQUIBB,common,110122108,"3,299"," 51,400 ",,,sole,," 10,000 ",," 41,400 "
BROADWING INC.,common,111620100,369," 10,000 ",,,sole,," 3,500 ",," 6,500 "
CBS CORP.,common,124110122108,"1,822"," 28,500 ",,,sole,, 900 ,," 27,600 "
CISCO SYSTEMS INC.,common,17275R102,"17,534"," 163,679 ",,,sole,," 6,750 ",," 156,929 "
CLEAR CHANNEL COMMUNICATIONS INC.,common,184502102,650," 7,285 ",,,sole,,,," 7,285 "
CNF TRANSPORTATION INC. PREFERRED,preferred,12612V205,"1,717"," 25,250 ",,,sole,," 2,000 ",," 23,250 "
COASTAL CORP,common,190441105,326," 9,200 ",,,sole,," 1,800 ",," 7,400 "
COCA COLA,common,191216100,635," 10,900 ",,,sole,," 8,000 ",," 2,900 "
COMPAQ COMPUTER,common,204493100,258," 9,550 ",,,sole,,,," 9,550 "
COORS ADOLPH CO CLB,common,217016104,"2,223"," 42,350 ",,,sole,,,," 42,350 "
CORNERSTONE PPTYS,common,21922h103,246," 16,800 ",,,sole,,,," 16,800 "
CVS AUTOMATIC (TRACES),common,126645209,216," 3,025 ",,,sole,," 2,200 ",, 825
CVS CORPORATION,common,126650100,"3,216"," 80,650 ",,,sole,,,," 80,650 "
DAYTON HUDSON,common,239753106,404," 5,500 ",,,sole,,,," 5,500 "
DIME BANKCORP,common,25429q102,"1,668"," 110,300 ",,,sole,,,," 110,300 "
DISNEY WALT PRODTNS.,common,254687106,474," 16,200 ",,,sole,,,," 16,200 "
E M C CORP,common,268648102,208," 1,900 ",,,sole,,,," 1,900 "
EL PASO ENERGY CORP.,common,283905107,"1,575"," 40,590 ",,,sole,," 3,000 ",," 37,590 "
EXXON MOBIL CORP.,common,30231g102,445," 5,524 ",,,sole,,,," 5,524 "
FEDERAL NATIONAL MORTGAGE,common,313586109,"3,696"," 59,200 ",,,sole,,,," 59,200 "
FLEXTRONICS INTL,common,y2573f102,943," 20,500 ",,,sole,,,," 20,500 "
G T E CORP.,common,362320103,"3,489"," 49,450 ",,,sole,," 1,500 ",," 47,950 "
GAP INC.,common,364760108,"2,562"," 55,700 ",,,sole,,,," 55,700 "
GENERAL ELECTRIC,common,369604103,"7,814"," 50,497 ",,,sole,," 5,400 ",," 45,097 "
GENZYME,common,372917104,932," 20,700 ",,,sole,,,," 20,700 "
HAVERTY FURNITURE,common,419596101,"1,024"," 81,100 ",,,sole,,,," 81,100 "
HONEYWELL INTERNATIONAL INC.,common,438516106,"2,597"," 45,016 ",,,sole,,,," 45,016 "
INTEL CORP.,common,458140100,"2,706"," 32,875 ",,,sole,,,," 32,875 "
INTL. BUSINESS MACH,common,459200101,"6,977"," 64,677 ",,,sole,," 2,000 ",," 62,677 "
JOHNSON & JOHNSON,common,478160104,737," 7,900 ",,,sole,,,," 7,900 "
KANSAS CITY SOUTHERN,common,485170104,299," 4,000 ",,,sole,,,," 4,000 "
KROGER COMPANY,common,501044101,"1,114"," 59,000 ",,,sole,,,," 59,000 "
LILLY ELI & CO.,common,532457108,"1,137"," 17,100 ",,,sole,,,," 17,100 "
LUCENT TECHNOLOGIES INC.,common,549463107,"2,423"," 32,300 ",,,sole,,,," 32,300 "
MASCO CORP.,common,574599106,897," 35,350 ",,,sole,,,," 35,350 "
MCI WORLDCOM INC.,common,55268b106,"2,330"," 43,912 ",,,sole,,,," 43,912 "
MEDIAONE GROUP INC ,common,58440j104,300," 3,900 ",,,sole,,,," 3,900 "
MEDTRONIC INC.,common,585055106,"1,483"," 40,700 ",,,sole,,,," 40,700 "
MELLON FINL CORP.,common,58551a108,310," 9,100 ",,,sole,,,," 9,100 "
MERCK & CO. INC.,common,589331107,"5,001"," 74,439 ",,,sole,," 7,200 ",," 67,239 "
MERRILL LYNCH & CO. INC.,common,590188108,"1,579"," 18,950 ",,,sole,, 300 ,," 18,650 "
MILLIPORE CORP,common,601073109,"2,831"," 73,282 ",,,sole,," 1,700 ",," 71,582 "
NIKE,common,654106103,"1,370"," 27,650 ",,,sole,,,," 27,650 "
NORTHERN TRUST,common,665859104,424," 8,000 ",,,sole,,,," 8,000 "
OMNICOM,common,681919106,"1,038"," 10,375 ",,,sole,,,," 10,375 "
PEPSI BOTTLING GROUP,common,713409100,712," 43,000 ",,,sole,,,," 43,000 "
PEPSICO INC.,common,713448108,353," 10,000 ",,,sole,,,," 10,000 "
PITNEY BOWES INC.,common,724479100,"3,736"," 77,325 ",,,sole,," 3,700 ",," 73,625 "
PRICELINE.COM INC.,common,741503106,952," 20,100 ",,,sole,,,," 20,100 "
PROCTER & GAMBLE,common,742718109,"1,172"," 10,700 ",,,sole,,,," 10,700 "
PURCHASESOFT INC.,common,746145101,24," 12,500 ",,,sole,,,," 12,500 "
ROYAL DUTCH PTLM CO.,common,780257804,324," 5,350 ",,,sole,," 1,800 ",," 3,550 "
SAFEWAY INC COM NEW,common,786514208,"3,264"," 91,300 ",,,sole,," 5,000 ",," 86,300 "
SBC COMMUNICATIONS INC.,common,78387G103,"2,370"," 48,627 ",,,sole,," 3,200 ",," 11,100 "
SCHERING-PLOUGH CORP,common,806605101,288," 6,800 ",,,sole,,,," 6,800 "
SCHLUMBERGER,common,806857108,375," 6,675 ",,,sole,,,," 6,675 "
SEAGRAM CO,common,811850205,254," 5,650 ",,,sole,,,," 5,650 "
"STAPLES, INC.",common,855030102,"1,183"," 57,000 ",,,sole,,,," 57,000 "
TANDY CORP.,common,875382103,"5,172"," 105,150 ",,,sole,," 3,500 ",," 101,650 "
TELMEX,common,879403780,546," 4,850 ",,,sole,,,," 4,850 "
TIFFANY & CO. NEW,common,886547108,"3,008"," 33,700 ",,,sole,,,," 33,700 "
U S WEST INC NEW COM ,common,91273H101,300," 4,160 ",,,sole,,,," 4,160 "
VODAFONE AIRTOUCH PUBLIC LTD,common,92857t107,384," 7,750 ",,,sole,,,," 7,750 "
WAL MART STORES INC.,common,931142103,484," 7,000 ",,,sole,,,," 7,000 "
WASHINGTON GAS LT CO.,common,938837101,399," 14,500 ",,,sole,," 4,000 ",," 10,500 "
WATERS CORPORATION,common,941848103,"3,408"," 64,300 ",,,sole,,,," 64,300 "
WELLS FARGO & CO.,common,949746101,"1,492"," 36,900 ",,,sole,," 2,700 ",," 34,200 "
WILEY JOHN & SONS,common,968223206,"1,685"," 100,600 ",,,sole,,,," 100,600 "
WILLIAMS COS INC.,common,969457100,272," 8,900 ",,,sole,,,," 8,900 "



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